Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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POST-EFFECTIVE AMENDMENT NO. 82 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
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PRINCIPAL FUNDS, INC.
formerly Principal Investors Fund, Inc.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)
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Telephone Number (515) 248-3842
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Copy to:
MICHAEL D. ROUGHTON	JOHN W. BLOUCH, Esq.
The Principal Financial Group	Dykema Gossett PLLC
Des Moines, Iowa 50392	Franklin Square, Suite 300 West
1300 I Street, N.W.
Washington, DC 20005-3306
(Name and address of agent for service)
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It is proposed that this filing will become effective (check appropriate box)
immediately upon filing pursuant to paragraph (b) of Rule 485 on (date), pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485
XXXX	on a date to be determined pursuant to paragraph (a)(3) of Rule 485
If appropriate, check the following box:)
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
The Amendment contains a facing page, amendment to the March 1, 2010 Class J shares prospectus, amendment for the March 1, 2010
Class R-1, R-2, R-3, R-4 and R-5 shares prospectus, an amendment for the March 1, 2010 SAI, Part C and signature page.
The Amendment incorporates by reference the following:

• The Prospectus for Class J shares, dated March 1, 2010, included in Post-Effective Amendment No. 80 to the registration statement on
Form N-1A filed on February 26, 2010, pursuant to paragraph (b) of Rule 485 (SEC Accession No. 0000898745-10-000048);
• The Prospectus for R-1, R-2, R-3, R-4, and R-5 Class shares, dated March 1, 2010, included in Post-Effective Amendment No. 79 to the registration statement on Form N-1A filed on February 26, 2010, pursuant to paragraph (b) of Rule 485 (SEC Accession No. 0000898745-
10-000046);
• The Statement of Additional Information dated March 1, 2010, included in Post-Effective Amendment No. 76 to the registration statement on Form N-1A filed on February 26, 2010, pursuant to paragraph (b) of Rule 485 (SEC Accession No. 0000898745-10-000040);
• Supplements to the March 1, 2010 Class J shares Prospectus dated and filed March 1, 2010 (SEC Accession No. 0000898745-10-
000136), March 17, 2010 (SEC Accession No. 0000898745-10-000183), and May 3, 2010 (SEC Accession No. 0001126328-10-000200);
• Supplements to the March 1, 2010 R-1, R-2, R-3, R-4, and R-5 Class shares Prospectus dated and filed March 1, 2010 (SEC Accession
No. 0000898745-10-000139), March 17, 2010 (SEC Accession No. 0000898745-10-00184), and May 3, 2010 (SEC Accession No.
0001126328-10-000202); and
• Supplement to the March 1, 2010 Statement of Additional Information dated and filed March 17, 2010 (SEC Accession No.
0000898745-10-000185) and May 3, 2010 (SEC Accession No. .0001126328-10-000206).

The Amendment is not being filed to update or amend the other prospectuses for any other series of the Registrant that have a fiscal year end of October 31. The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the other series of the Registrant that have a fiscal year end of August 31.

RULE 461 REQUEST FOR ACCELERATION: Attached to this filing is a transmittal letter in which the Registrant and the Principal
Underwriter request accelerated effectiveness to May 6, 2010, or as soon thereafter as practicable.

Supplement dated _____, 2010
to the Class J Shares Prospectus
for Principal Funds, Inc.
dated March 1, 2010
(As Supplemented on March 1, 2010, March 17, 2010, and May 3, 2010)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Insert the following fund summary:

SHORT-TERM INCOME FUND

Objective: The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

		Class J

Maximum Deferred Sales Charge (Load)		1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Estimated for the year ended October 31, 2010			Class J
Management Fees			0.48%
Distribution and/or Service (12b-1) Fees			0.45
Other Expenses			0.26
	Total Annual Fund Operating Expenses		1.19%
Expense Reimbursement			0.12
Total Annual Fund Operating Expenses After Expense Reimbursement			1.07%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class J shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending
February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.07%.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class J	$209	$364

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years
Class J	$109	$364

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.8% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
The Fund invests in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor’s Rating Service or Baa3 or higher by Moody’s
Investors Service, Inc. or, if unrated, in the opinion of Edge Asset Management, Inc. (“Edge”) of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and a dollar-
weighted average duration of three years or less. The Fund’s investments may also include corporate securities,
U.S. and foreign government securities, repurchase agreements, mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. The Fund may invest in preferred securities. The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This
Fund may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk.
The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-
income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or –chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 1, 1993. The performance of Class J shares, for periods prior to the date Class J shares were first sold is based upon the performance of Class A shares adjusted to reflect the fees and expenses of Class J shares.

Highest return for a quarter during the period of the bar chart above:	Q2 ’09	3.92%
Lowest return for a quarter during the period of the bar chart above:	Q4 ’08	-1.90%

Average Annual Total Returns
For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class J Return Before Taxes	9.68%	3.67%	4.46%
Class J Return After Taxes on Distributions	8.33%	2.33%	2.88%
Class J Return After Taxes on Distribution and Sale of Fund Shares	6.26%	2.34%	2.86%
Citigroup Broad Investment Grade Credit 1-3 Years Index (reflects no deduction for fees,
expenses, or taxes)	11.04%	4.73%	5.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
•	Scott J. Peterson (since 2010), Portfolio Manager

Purchase minimums per fund (some exceptions apply):

• Initial Investment		$1,000
• For accounts with an Automatic Investment Plan (AIP)		$100

•	Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.

You may purchase or redeem shares on any business day (normally any day when the New York Stock
Exchange is open for regular trading) through your Financial Professional; by sending a written request to
Principal Funds at P.O. Box 55904, Boston, MA 02205; calling us at 800-222-5852; or accessing our website
(www.principalfunds.com).

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-
dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

On page 206, in the “High Yield Securities” section, add the Short-Term Income Fund to the list of funds in the first sentence of the first paragraph.

On page 210, in the “Small and Medium Capitalization Companies” section, add the Short-Term Income Fund to the list of funds in the second sentence of the first paragraph.

MANAGEMENT OF THE FUNDS

Fees Paid to Principal
On page 227, dd the following information to the table under this heading:

Short-Term Income Fund	0.48%

On page 227, in the "Fees Paid to Principal" sub-section, add the following information before the paragraph that begins, "The Fund operates as a Manager of Managers."

The Distributor has voluntarily agreed to limit the Short-Term Income Fund’s Distribution and/or Service (12b-1)
Fees normally payable by the Fund. The expense limit will maintain the level of Distribution and/or Service (12b-1)

Fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.40% for Class J shares. The expense limit may be terminated at any time.

DIVIDENDS AND DISTRIBUTIONS
On page 230, add the Short-Term Income Fund to the list of funds in the first bullet in this section.

Supplement dated ________, 2010
to the R-1, R-2, R-3, R-4, and R-5 Classes Prospectus
for Principal Funds, Inc.
dated March 1, 2010
(As Supplemented on March 1, 2010, March 17, 2010, and May 3, 2010)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

Insert the following fund summary:

SHORT-TERM INCOME FUND

Objective: The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Estimated for the year ended October 31, 2010	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5
Management Fees	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.35	0.30	0.25	0.10	N/A
Other Expenses	0.54	0.46	0.33	0.29	0.27
Total Annual Fund Operating Expenses	1.37	1.24	1.06	0.87	0.75
Expense Reimbursement	0.07	0.06	0.07	0.08	0.07
Total Annual Fund Operating Expenses	1.30%	1.18%	0.99%	0.79%	0.68%
After Expense Reimbursement

Principal has contractually agreed to limit the Fund’s expenses attributable to Class R-1, Class R-2, Class R-3,
Class R-4, and Class R-5 shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 29, 2012. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis not to exceed 1.30%
for Class R-1, 1.18% for Class R-2, 0.99% for Class R-3, 0.79% for Class R-4, and 0.68% for Class R-5.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class R-1	$132	$426
Class R-2	$120	$386
Class R-3	$101	$329
Class R-4	$81	$268
Class R-5	$69	$231

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.8% of the average value of its portfolio.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
The Fund invests in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor’s Rating Service or Baa3 or higher by Moody’s
Investors Service, Inc. or, if unrated, in the opinion of Edge Asset Management, Inc. (“Edge”) of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and a dollar-
weighted average duration of three years or less. The Fund’s investments may also include corporate securities,
U.S. and foreign government securities, repurchase agreements, mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. The Fund may invest in preferred securities. The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This
Fund may be used as part of a fund of funds strategy.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk.
The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-
income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

2

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or –chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class R-2 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-547-7754.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on November 1, 1993. The R-1, R-2, R-3, R-4 and R-5 Class shares were first sold on XXXXX.

Highest return for a quarter during the period of the bar chart above:	Q2 ’09	3.89%
Lowest return for a quarter during the period of the bar chart above:	Q4 ’08	-1.92%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class R-1 Return Before Taxes	10.43%	3.43%	4.23%
Class R-1 Return After Taxes on Distributions	9.08%	2.09%	2.65%
Class R-1 Return After Taxes on Distribution and Sale of Fund Shares	6.74%	2.13%	2.65%
Class R-2 Return Before Taxes	10.56%	3.55%	4.35%
Class R-3 Return Before Taxes	10.77%	3.75%	4.55%
Class R-4 Return Before Taxes	10.87%	3.87%	4.66%
Class R-5 Return Before Taxes	10.87%	3.87%	4.66%
Citigroup Broad Investment Grade Credit 1-3 Years Index (reflects no deduction for fees,
expenses, or taxes)	11.04%	4.73%	5.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-1 shares only and would be different for Class R-2, R-3, R-4 and R-5 shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Scott J. Peterson (since 2010), Portfolio Manager

Purchase and Sale of Fund Shares
There are no restrictions on amounts to be invested in R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund for an eligible purchaser. You may purchase or redeem shares on any business day (normally any day when the
New York Stock Exchange is open for regular trading) through the retirement plan offering the Fund.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of
Fund shares and related services. These payments may create a conflict of interest by influencing the broker-
dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS
On page 261, in the “High Yield Securities” section, add the Short-Term Income Fund to the list of funds in the first sentence of the first paragraph.

On page 265, in the “Small and Medium Capitalization Companies” section, add the Short-Term Income Fund to the list of funds in the second sentence of the first paragraph.

MANAGEMENT OF THE FUNDS

Fees Paid to Principal
On page 284, add the following information to the table under this heading:
Short-Term Income Fund	0.48%

DIVIDENDS AND DISTRIBUTIONS

On page 287, add the Short-Term Income Fund to the list of funds in the first bullet in this section.

SUPPLEMENT DATED _______, 2010
TO THE STATEMENT OF ADDITIONAL INFORMATION
FOR PRINCIPAL FUNDS, INC.
DATED MARCH 1, 2010
(as supplemented on March 17, 2010 and May 3, 2010)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

FUND HISTORY
On page 6, add an “X” to the Class J, R-1, R-2, R-3, R-4, and R-5 columns on the Short-Term Income
Fund line.

INVESTMENT ADVISORY AND OTHER SERVICES
Add the following information to the table on pages 104-105:
	R-1	R-2	R-3	R-4	R-5	Class J	Expiration
Short-Term Income	1.30%	1.18%	0.99%	0.79%	0.68%	1.07%	2/29/2012

PART C. OTHER INFORMATION

Item 28. Exhibits.

(a)	(1)	a.	Articles of Amendment and Restatement -- Filed as Ex-99.B1.A on 04/12/1996 (Accession No.
0000898745-96-000012)
		b.	Articles of Amendment and Restatement -- Filed as Ex-99.A1.B on 09/22/00 (Accession No.
0000898745-00-500024)
		c.	Articles of Amendment and Restatement dated 6/14/02 -- Filed as Ex-99.A.1.C on 12/30/02
(Accession No. 0001126871-02-000036)
		d.	Articles of Amendment dated 5/23/05 -- Filed as Ex-99.A on 09/08/05 (Accession No. 0000898786-
05-000254)
		e.	Articles of Amendment dated 9/30/05 -- Filed as Ex-99.A on 11/22/05 (Accession No. 0000870786-
05-000263)
		f.	Articles of Amendment dated 7/7/06 (Incorporated by reference from exhibit #1(2)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)
		g.	Articles of Amendment -- Filed as Ex-99.B1 on 09/12/97 (Accession No. 0000898745-97-000023)
		h.	Articles of Amendment dated 06/04/08 -- Filed as Ex-99.A on 07/17/08 (Accession No.
0000009713-08-000060) Articles of Amendment dated 06/30/09 – Filed as Ex-99.A(1)h on 10/07/09 (Accession No.
i.
0000898745-09-000489)

	(2)	a.	Certificate of Correction dated 9/14/00 -- Filed as Ex-99.A3 on 09/22/00 (Accession No.
0000898745-00-500024)
		b.	Certificate of Correction dated 12/13/00 -- Filed as Ex-99.A3 on 10/12/01 (Accession No.
0001127048-01-500041)

	(3)	a.	Articles Supplementary dated 12/11/00 -- Filed as Ex-99.A.4A on 02/25/02 (Accession No.
0000870786-02-000051)
		b.	Articles Supplementary dated 3/12/01 – Filed as EX-99.A.4B on 02/25/02 (Accession No.
0000870786-02-000051)
		c.	Articles Supplementary dated 4/16/02 -- Filed as Ex-99.A.4.C on 12/30/02 (Accession No.
0001126871-02-000036)
		d.	Articles Supplementary dated 9/25/02 -- Filed as Ex-99.A.4.D on 12/30/02 (Accession No.
0001126871-02-000036)
		e.	Articles Supplementary dated 2/5/03 – Filed as Ex-99.A on 02/25/03 (Accession No. 0000870786-
03-000031)
		f.	Articles Supplementary dated 4/30/03 -- Filed as Ex-99.A4F on 09/11/03 (Accession No.
0000870786-03-000169)
		g.	Articles Supplementary dated 6/10/03 -- Filed as Ex-99.A4G on 09/11/03 (Accession No.
0000870786-03-000169)
		h.	Articles Supplementary dated 9/9/03 -- Filed as Ex-99.A4H on 09/11/03 (Accession No.
0000870786-03-000169)
		i.	Articles Supplementary dated 11/6/03 – Filed as Ex-99.A on 12/15/03 (Accession No. 0000870786-
03-000202)
		j.	Articles Supplementary dated 1/29/04-- Filed as Ex-99.A on 02/26/04 (Accession No. 0001127048-
04-000033)
		k.	Articles Supplementary dated 3/8/04-- Filed as Ex-99.A on 07/27/04 (Accession No. 0000870786-04-
000163)
		l.	Articles Supplementary dated 6/14/04 – Filed as Ex-99.A on 09/27/2004 (Accession No.
0000870786-04-000207)
		m.	Articles Supplementary dated 9/13/04 – Filed as Ex-99.A on 12/13/04 (Accession No. 0000870786-
04-000242)
		n.	Articles Supplementary dated 10/1/04 – Filed as Ex-99.A on 12/13/04 (Accession No. 0000870786-
04-000242)
		o.	Articles Supplementary dated 12/13/04 -- Filed as Ex-99.A on 02/28/05 (Accession No. 0000870786-
05-000065)
		p.	Articles Supplementary dated 2/4/05 – Filed as Ex-99.A on 05/16/05 (Accession No. 0000870786-
05-000194)

		q.	Articles Supplementary dated 2/24/05 – Filed as Ex-99.A on 05/16/05 (Accession No. 0000870786-
05-000194)
		r.	Articles Supplementary dated 5/6/05 – Filed as Ex-99.A on 09/08/05 (Accession No. 0000870786-
05-000254)
		s.	Articles Supplementary dated 12/20/05 (filed 2/28/06)
		t.	Articles Supplementary dated 9/20/06 (Incorporated by reference from exhibit #1(4)t to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)
		u.	Articles Supplementary dated 1/12/07 -- Filed as Ex-99.A on 01/16/07 (Accession No. 0000898745-
07-000011)
		v.	Articles Supplementary dated 1/22/07 -- Filed as Ex-99.A on 07/18/07 (Accession No. 0000898745-
07-000086)
		w.	Articles Supplementary dated 7/24/07 -- Filed as Ex-99.A on 09/28/07 (Accession No. 0000898745-
07-000152)
		x.	Articles Supplementary dated 09/13/07 -- Filed as Ex-99.A on 12/14/07 (Accession No. 0000898745-
07-000184)
		y.	Articles Supplementary dated 1/3/08 -- Filed as Ex-99.A.4.Y on 02/20/08 (Accession No.
0000950137-08-002501
		z.	Articles Supplementary dated 3/13/08 -- Filed as Ex-99.A4Z on 05/01/08 (Accession No.
0000950137-08-006512)
		aa.	Articles Supplementary dated 06/23/08 -- Filed as Ex-99.A on 07/17/08 (Accession No.
0000009713-08-000060)
		bb.	Articles Supplementary dated 09/10/08 Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.A.4 on
12/12/08 (Accession No. 0000898745-08-000166)
		cc.	Articles Supplementary dated 10/31/08 – Filed as Ex-99.A.4 on 12/12/08 (Accession No.
0000898745-08-000166)
		dd.	Articles Supplementary dated 01/13/09 – Filed as Ex-99.A(4)dd on 10/07/09 (Accession No.
0000898745-09-000489)
		ee.	Articles Supplementary dated 03/10/09 – Filed as Ex-99.A(4)ee on 10/07/09 (Accession No.
0000898745-09-000489)
		ff.	Articles Supplementary dated 05/01/09 – Filed as Ex-99.A(4)ff on 10/07/09 (Accession No.
0000898745-09-000489)
		gg.	Articles Supplementary dated 06/19/09 – Filed as Ex-99.A(4)gg on 10/07/09 (Accession No.
0000898745-09-000489)
		hh.	Articles Supplementary dated 05/03/10 **

(b)	By-laws dtd 1/28/107 – Filed as Ex-99.(B) on 03/16/2010 (Accession No. 0000898745-10-000157

(c)	These have been previously filed as noted in response to Items 28(a) and 28(b).

(d)	(1)	a.	Management Agreement -- Filed as Ex-99.B5A on 09/12/97 (Accession No. 0000898745-97-000023)
		b.	1st Amendment to the Management Agreement -- Filed as Ex-99.D1.B on 09/22/00
(Accession No. 0000898745-00-500024)
		c.	Management Agreement -- Filed as Ex-99.D1.C on 12/05/00 (Accession No. 0000898745-00-
000021)
		d.	Amendment to Management Agreement dated 9/9/02 -- Filed as Ex-99.D.1.D on 12/30/02
(Accession No. 0001126871-02-000036)
		e.	Amendment to Management Agreement dated 3/11/02 – Filed as Ex-99.D on 02/25/03 (Accession
No. 0000870786-03-000031)
		f.	Amendment to Management Agreement dated 12/10/02 – Filed as Ex-99.D on 02/25/03 (Accession
No. 0000870786-03-000031)
		g.	Amendment to Management Agreement dated 10/22/03 – Filed as Ex-99.D on 12/15/03
(Accession No. 0000870786-03-000202)
		h.	Amendment to Management Agreement dated 3/8/04 -- Filed as Ex-99.D on 06/01/04 (Accession No.
0000898745-04-000003)
		i.	Amendment to Management Agreement dated 6/14/04 – Filed as Ex-99.D on 09/27/2004 (Accession
No. 0000870786-04-000207)
		j.	Amendment to Management Agreement dated 7/29/04 – Filed as Ex-99.A on 09/27/2004
(Accession No. 0000870786-04-000207)
		k.	Amendment to Management Agreement dated 9/13/04 – Filed as Ex-99.A on 09/27/2004 (Accession
No. 0000870786-04-000207)

	l.	Amendment to Management Agreement dated 12/13/04 -- Filed as Ex-99.D on 02/28/05 (Accession
No. 0000870786-05-000065)
	m.	Amendment to Management Agreement dated 1/1/05 -- Filed as Ex-99.D on 02/28/05 (Accession No.
0000870786-05-000065)
	n.	Amendment to Management Agreement dated 9/30/05 -- Filed as Ex-99.D on 11/22/05 (Accession
No. 0000870786-05-000263)
	o.	Amendment to Management Agreement dated 1/12/07 -- Filed as Ex-99.D on 01/16/07 (Accession
No. 0000898745-07-000011)
	p.	Amendment to Management Agreement dated 9/12/07 -- Filed as Ex-99.B5A on 09/12/97
(Accession No. 0000898745-97-000023)
	q.	Amendment to Management Agreement dated 10/01/07 -- Filed as Ex-99.D on 12/14/07 (Accession
No. 0000898745-07-000184)
	r.	Amendment to Management Agreement dated 10/31/07 -- Filed as Ex-99.D on 12/14/07 (Accession
No. 0000898745-07-000184)
	s.	Amendment to Management Agreement dated 2/7/08 -- Filed as Ex-99.D1S on 05/01/08 (Accession
No. 0000950137-08-006512)
	t.	Amended & Restated Management Agreement dated 6/24/08 -- Filed as Ex-99.D on 09/30/08
(Accession No. 0000898745-08-000083)
	u.	Amended & Restated Management Agreement dated 07/01/09 – Filed as Ex-99.D(1)u on 10/07/09
(Accession No. 0000898745-09-000489)
	v.	Amended & Restated Management Agreement dated 01/28/2010 – Filed as Ex-99.(D)(1)v on
03/16/2010 (Accession No. 0000898745-10-000157

(2)	a.	American Century Sub-Advisory Agreement -- Filed as Ex-99.D3 on 12/05/00 (Accession No.
0000898745-00-000021)
	b.	Amended & Restated Sub-Adv Agreement with Amer. Century -- Filed as Ex-99.D3B on 09/11/03
(Accession No. 0000870786-03-000169)
	c.	Amended & Restated Sub-Adv Agreement with Amer. Century – Filed as Ex-99.D on 09/27/2004
(Accession No. 0000870786-04-000207)
	d.	Amended & Restated Sub-Adv Agreement with Amer. Century dated 6/13/05 – Filed as Ex-99.D on 09/08/05 (Accession No. 0000870786-05-000254)
	e.	Amended & Restated Sub-Adv Agreement with Amer. Century dated 9/19/06 (Incorporated by reference from exhibit #6(3)e to registration statement No. 333-137477 filed on Form N-14 on
10/6/06 Accession No. 0000898745-06-000145)
	f.	Amended & Restated Sub-Adv Agreement with American Century dated January 1, 2010 – Filed as
Ex-99.(D)(2)f on 03/16/2010 (Accession No. 0000898745-10-000157
	g.	Interim Sub-Advisory Agreement with American Century dated 3/1/2010 – Filed as Ex-99.(D)(2)g on
03/16/2010 (Accession No. 0000898745-10-000157
	h.	Amended & Restated Sub-Adv Agreement with American Century dated 03/08/2010 *

(3)	a.	AXA Rosenberg Investment Management LLC Sub-Advisory Agreement dated September 30, 2008
-- Filed as Ex-99.D on 12/12/08 (Accession No. 0000898745-08-000166)
	b.	Amended & Restated Sub-Adv Agreement with AXA Rosenberg Investment Management LLC dtd
1/1/10 – Filed as Ex-99.(D)(3)b on 03/16/2010 (Accession No. 0000898745-10-000157

(4)	a.	Barrow Hanley Sub-Advisory Agreement dtd 7/12/05 – Filed as Ex-99.D on 09/08/05 (Accession
No. 0000870786-05-000254)

(5)	a.	Bernstein Sub-Advisory Agreement -- Filed as Ex-99.D4 on 12/05/00 (Accession No. 0000898745-
00-000021)
	b.	Amendment to Bernstein Sub-Advisory Agreement dated 3/28/03 -- Filed as Ex-99.D4B on 09/11/03
(Accession No. 0000870786-03-000169)
	c.	Amended & Restated Bernstein Sub-Advisory Agreement dated 7/1/04 – Filed as Ex-99.D on
09/27/2004 (Accession No. 0000870786-04-000207)
	d.	Amended & Restated Sub-Advisory Agreement with AllianceBernstein dated January 1, 2010 – Filed as Ex-99.(D)(5)d on 03/16/2010 (Accession No. 0000898745-10-000157

(6)	a.	BlackRock Sub-Advisory Agreement dated 12/31/08 -- Filed as Ex-99.D(6)A on 07/29/09 (Accession
No. 0000898745-09-000354)
	b.	Amended & Restated Sub-Advisory Agreement with BlackRock Financial Management, Inc. dated
January 1, 2010 – Filed as Ex-99.(D)(6)b on 03/16/2010 (Accession No. 0000898745-10-000157

(7)	a.	Brown Investment Advisor Incorporated Sub-Advisory Agreement dated 07/01/09 -- Filed as Ex-
99.D(6)A on 07/29/09 (Accession No. 0000898745-09-000354)

(8)	a.	Causeway Capital Management LLC Sub-Advisory Agreement dated September 30, 2008-- Filed as
Ex-99.D8A on 12/12/08 (Accession No. 0000898745-08-000166)
	b.	Sub-Advisory Agreement with Causeway Capital Management LLC dated January 1, 2010 – Filed as
Ex-99.(D)(8)b on 03/16/2010 (Accession No. 0000898745-10-000157
(9)	a.	ClearBridge Advisors, LLC Sub-Advisory Agreement dated October 1, 2009 -- Filed as Ex-99.(d)(9)a on 12/18/09 (Accession No. 0000898745-09-000546)

(10)	a.	Columbus Circle Investors Sub-Advisory Agreement dated 1/5/05 – Filed as Ex-99.D on 09/08/05
(Accession No. 0000870786-05-000254)
	b.	Amended & Restated Sub-Adv Agreement with Columbus Circle dated 9/15/05 -- Filed as Ex-99.D on 10/20/06 (Accession No. 0000898745-06-000160)
	c.	Amended & Restated Sub-Adv Agreement with Columbus Circle dated 12/15/06 -- Filed as Ex-99.D on 01/16/07 (Accession No. 0000898745-07-000011)
	d.	Amended & Restated Sub-Adv Agreement with Columbus Circle dated 05/01/09 – Filed as Ex-
99.D(9)d on 10/07/09 (Accession No. 0000898745-09-000489)
	e.	Amended & Restated Sub-Advisory Agreement with Columbus Circle Investors dated January 1,
2010 – Filed as Ex-99.(D)(10)e on 03/16/2010 (Accession No. 0000898745-10-000157

(11)	a.	Credit Suisse Sub-Advisory Agreement dated 03/16/2010 **

(12)	a.	Dimensional Fund Advisors Sub-Advisory Agreement-- Filed as Ex-99.D on 06/01/04 (Accession No.
0000898745-04-000003)
	b.	Amended & Restated Sub-Adv Agreement with Dimensional Fund Advisors dtd 1/1/10 – Filed as Ex-
99.(D)(11)b on 03/16/2010 (Accession No. 0000898745-10-000157

(13)	a.	Edge Asset Management Sub-Advisory Agreement dated 1/12/07 -- Filed as Ex-99.D on 01/16/07
(Accession No. 0000898745-07-000011)

(14)	a.	Emerald Advisors, Inc. Sub-Advisory Agreement dated 07/01/09 – Filed as Ex-99.D(12)a on
10/07/09 (Accession No. 0000898745-09-000489)
	b.	Sub-Advisory Agreement with Emerald Advisors, Inc. dated January 1, 2010 – Filed as Ex-
99.(D)(13)B on 03/16/2010 (Accession No. 0000898745-10-000157

(15)	a.	Essex Investment Management Company, LLC. Sub-Advisory Agreement dated 6/30/06 -- Filed as
Ex-99.D on 10/20/06 (Accession No. 0000898745-06-000160)
	b.	Amended & Restated Sub-Advisory Agreement with Essex Investment Management Company, LLC dtd 1/1/10 – Filed as Ex-99.(D)(14)b on 03/16/2010 (Accession No. 0000898745-10-000157

(16)	a.	Goldman Sachs Sub-Advisory Agreement -- Filed as Ex-99.D.21 on 12/30/02 (Accession No.
0001126871-02-000036)
	b.	Amended & Restated Sub-Adv Agreement with Goldman Sachs -- Filed as Ex-99.D21B on 09/11/03
(Accession No. 0000870786-03-000169)
	c.	Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 11/20/03 – Filed as Ex-99.D on 12/15/03 (Accession No. 0000870786-03-000202)
	d.	Amended & Restated Goldman Sachs Sub-Advisory Agreement dated 6/30/04 -- Filed as Ex-99.D on 02/28/05 (Accession No. 0000870786-05-000065)
	e.	Amended & Restated Sub-Adv Agreement with Goldman Sachs -- Filed as Ex-99.D(15)e on
12/18/09 (Accession No. 0000898745-09-000546)
	f.	Amended & Restated Sub-Adv Agreement with Goldman Sachs dtd 1/1/10 – Filed as Ex-99.(D)(15)f on 03/16/2010 (Accession No. 0000898745-10-000157

(17)	a.	Guggenheim Sub-Advisory Agreement dated 09/16/09 – Filed as Ex-99.D(15)a on 10/07/09
(Accession No. 0000898745-09-000489)

(18)	a.	Jacobs Levy Equity Management, Inc. Sub-Advisory Agreement dated 6/15/06 -- Filed as Ex-99.D on 10/20/06 (Accession No. 0000898745-06-000160)
	b.	Amended & Restated Sub-Advisory Agreement with Jacobs Levy dated 1/2/07 -- Filed as Ex-
99.D23 (B) on 02/20/08 (Accession No. 0000950137-08-002501)
	c.	Amended & Restated Sub-Advisory Agreement with Jacobs Levy dated 05/01/09 – Filed as Ex-
99.D(16)c on 10/07/09 (Accession No. 0000898745-09-000489)

	d.	Amended & Restated Sub-Advisory Agreement with Jacobs Levy Equity Management, Inc. dated
January 1, 2010 – Filed as Ex-99.(D)(17)d on 03/16/2010 (Accession No. 0000898745-10-000157

(19)	a.	Jennison Sub-Advisory Agreement dated 03/16/2010 **

(20)	a.	JP Morgan Sub-Advisory Agreement -- Filed as Ex-99.D.18 on 12/30/02 (Accession No.
0001126871-02-000036)
	b.	Amended & Restated Sub-Adv Agreement with JP Morgan -- Filed as Ex-99.D18B on 09/11/03
(Accession No. 0000870786-03-000169)
	c.	Amended & Restated Sub-Adv Agreement with JP Morgan dated 7/18/07 -- Filed as Ex-99.D on
09/28/07 (Accession No. 0000898745-07-000152)
	d.	Amended & Restated Sub-Advisory Agreement with JP Morgan dated 1/1/2010 – Filed as Ex-
99.(D)(18)d on 03/16/2010 (Accession No. 0000898745-10-000157

(21)	a.	Neuberger Berman Fixed Income LLC dated 7/18/07 -- Filed as Ex-99.D on 09/28/07 (Accession
No. 0000898745-07-000152)
	b.	Amended & Restated Sub-Adv Agreement with Lehman Brothers (now known as Neuberger Berman
Fixed Income LLC) dated 05/04/09 – Filed as Ex-99.D(18)b on 10/07/09 (Accession No.
0000898745-09-000489)

(22)	a.	Los Angeles Capital Management Sub-Advisory Agreement – Filed as Ex-99.D on 09/27/2004
(Accession No. 0000870786-04-000207)
	b.	Amended & Restated Sub-Adv Agreement with LA Capital dated 9/12/05 -- Filed as Ex-99.D on
11/22/05 (Accession No. 0000870786-05-000263)
	c.	Amended & Restated Sub-Advisory Agreement with LA Capital dated 05/01/09 -- Filed as Ex-
99.D(20)c on 12/18/09 (Accession No. 0000898745-09-000546)
	d.	Amended & Restated Sub-Advisory Agreement with LA Capital dated 1/1/10 – Filed as Ex-
99.(D)(20)d on 03/16/2010 (Accession No. 0000898745-10-000157

(23)	a.	Mellon Equity Associates LLP Sub-Advisory Agreement dtd 12/21/04 -- Filed as Ex-99.D on 02/28/05
(Accession No. 0000870786-05-000065)
	b.	Amended & Restated Sub-Adv Agreement with Mellon Equity dated 8/8/05 -- Filed as Ex-99.D on
11/22/05 (Accession No. 0000870786-05-000263)
	c.	Amended & Restated Sub-Adv Agreement with Mellon Capital dated 1/1/08 – Filed as Ex-99.D on
03/28/2008 (Accession No. 0000898745-08-000017)
	d.	Amended & Restated Sub-Adv Agreement with Mellon Capital dated 02/17/09 -- Filed as Ex-
99.D(21)d on 12/18/09 (Accession No. 0000898745-09-000546)
	e.	Amended & Restated Sub-Adv Agreement with Mellon Capital dated 12/31/2009 – Filed as Ex-
99.(D)(21)e on 03/16/2010 (Accession No. 0000898745-10-000157

(24)	a.	Montag & Caldwell, Inc. Sub-Advisory Agreement dated 07/01/09 -- Filed as Ex-99.D(6)A on
07/29/09 (Accession No. 0000898745-09-000354)

(25)	a.	Pacific Investment Management Company LLC Sub-Advisory Agreement dated September 30, 2008
-- Filed as Ex-99.D23A on 12/12/08 (Accession No. 0000898745-08-000166)
	b.	Amended & Restated Sub-Adv Agreement with Pacific Investment Management Company LLC dated 04/01/09 – Filed as Ex-99.D(22)b on 10/07/09 (Accession No. 0000898745-09-000489)

(26)	a.	Principal Global Investors Sub-Advisory Agreement -- Filed as Ex-99.D.19 on 12/30/02 (Accession
No. 0001126871-02-000036)
	b.	Amended and Restated PGI Sub-Advisory Agreement (filed 02/26/03)
	c.	Amended & Restated Sub-Adv Agreement with PGI -- Filed as Ex-99.D19C on 09/11/03 (Accession
No. 0000870786-03-000169)
	d.	Amended & Restated Sub-Adv Agreement with PGI-- Filed as Ex-99.D on 06/01/04 (Accession No.
0000898745-04-000003)
	e.	Amended & Restated Sub-Adv Agreement with PGI dtd 7-29-04 – Filed as Ex-99.D on 09/27/2004
(Accession No. 0000870786-04-000207)
	f.	Amended & Restated Sub-Adv Agreement with PGI dtd 9-13-04 – Filed as Ex-99.D on 12/13/04
(Accession No. 0000870786-04-000242)
	g.	Amended & Restated Sub-Adv Agreement with PGI dtd 12-13-04 – Filed as Ex-99.D on 09/08/05
(Accession No. 0000870786-05-000254)

	h.	Amended & Restated Sub-Adv Agreement with PGI dtd 7-1-05 – Filed as Ex-99.D on 09/08/05
(Accession No. 0000870786-05-000254)
	i.	Sub-Sub-Advisory Agreement with Spectrum dtd 7/1/2005 -- Filed as Ex-99.D on 12/29/05
(Accession No. 0000898745-05-000035)
	j.	Sub-Sub-Advisory Agreement with Post dtd 7/1/2005 -- Filed as Ex-99.D on 12/29/05 (Accession
No. 0000898745-05-000035)
	k.	Amended & Restated Sub-Adv Agreement with PGI dtd 3/1/06 -- Filed as Ex-99.D on 02/28/06
(Accession No. 0000870786-06-000034)
	l.	Amended & Restated Sub-Adv Agreement with PGI dtd 01/01/09 – Filed as Ex-99.D(23)l on
10/07/09 (Accession No. 0000898745-09-000489)
	m.	Amended & Restated Sub-Adv Agreement with PGI dtd 07/01/09 – Filed as Ex-99.D(23)m on
10/07/09 (Accession No. 0000898745-09-000489)
	n.	Amended & Restated Sub-Adv Agreement with PGI dtd December 31, 2009 – Filed as Ex-
99.(D)(24)n on 03/16/2010 (Accession No. 0000898745-10-000157

(27)	a.	Principal Capital Real Estate Investors Sub-Advisory Agreement – Filed as Ex-99.D on 02/27/01
(Accession No. 0000898745-01-500019
	b.	1st Amendment to the PCREI Sub-Advisory Agreement –Filed as Ex-99.D10B on 02/25/02
(Accession No. 000870786-02-000051)
	c.	2nd Amendment to the PCREI Sub-Advisory Agreement –Filed as Ex-99.D10C on 02/25/02
(Accession No. 000870786-02-000051)
	d.	Amended & Restated Sub-Adv Agreement with PCREI -- Filed as Ex-99.D10D on 09/11/03
(Accession No. 0000870786-03-000169)
	e.	Amended & Restated Sub-Adv Agreement with PREI dated 9/12/05 -- Filed as Ex-99.D on 12/29/05
(Accession No. 0000898745-05-000035)
	f.	Amended & Restated Sub-Adv Agreement with PREI dated 1/1/06 -- Filed as Ex-99.D on 02/28/06
(Accession No. 0000870786-06-000034)
	g.	Amended & Restated Sub-Adv Agreement with PREI dated 10/1/07 -- Filed as Ex-99.D o09/28/07
(Accession No. 0000898745-07-000152)
	h.	Amended & Restated Sub-Adv Agreement with PREI dated 03/17/10 **

(26)	a.	Pyramis Global Advisors, LLC Sub-Advisory Agreement dated 1/1/07 -- Filed as Ex-99.D on
01/16/07 (Accession No. 0000898745-07-000011)
	b.	Amended & Restated Sub-Adv Agreement with Pyramis Global Advisors, LLC dtd 1/1/10 – Filed as
Ex-99.(D)(26)b on 03/16/2010 (Accession No. 0000898745-10-000157

(27)	a.	Schroder Investment Management North America Inc. Sub-Advisory Agreement dtd 1/11/10 – Filed
as Ex-99.(D)(27)a on 03/16/2010 (Accession No. 0000898745-10-000157

(28)	a.	Schroder Investment Management North America Limited Sub-Sub-Advisory Agreement dtd 1/11/10
– Filed as Ex-99.(D)(28)a on 03/16/2010 (Accession No. 0000898745-10-000157

(29)	a.	Spectrum Sub-Advisory Agreement -- Filed as Ex-99.D.15 on 04/29/02 (Accession No. 0000870786-
02-000086)
	b.	Amended & Restated Sub-Adv Agreement with Spectrum -- Filed as Ex-99.D15B on 09/11/03
(Accession No. 0000870786-03-000169)
	c.	Amended & Restated Sub-Adv Agreement with Spectrum dated 9/12/05 -- Filed as Ex-99.D on
12/29/05 (Accession No. 0000898745-05-000035)

(30)	a.	T. Rowe Price Sub-Advisory Agreement dated 3/8/04 -- Filed as Ex-99.D on 06/01/04 (Accession No.
0000898745-04-000003)
	b.	Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/24/04 – Filed as Ex-99.D on
09/27/2004 (Accession No. 0000870786-04-000207)
	c.	Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/05 -- Filed as Ex-99.D on
12/29/05 (Accession No. 0000898745-05-000035)
	d.	Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/06 -- Filed as Ex-99.D on
10/20/06 (Accession No. 0000898745-06-000160)
	e.	Amended & Restated Sub-Advisory Agreement with T. Rowe Price Associates, Inc. dated January 1,
2010 – Filed as Ex-99.(D)(30)e on 03/16/2010 (Accession No. 0000898745-10-000157

(31)	a.	Thompson, Siegel & Walmsley LLC Sub-Advisory Agreement dated 10/01/09 – Filed as Ex-
99.D(28)a on 10/07/09 (Accession No. 0000898745-09-000489)

	(32)	a.	Tortoise Capital Advisors LLC Sub-Advisory Agreement dated 09/23/09 – Filed as Ex-99.D(29)a on
10/07/09 (Accession No. 0000898745-09-000489)
		b.	Amended & Restated Sub-Advisory Agreement with Tortoise Capital Advisors, LLC dated
03/16/2010 *

	(33)	a.	Turner Sub-Advisory Agreement -- Filed as Ex-99.D11 on 12/05/00 (Accession No. 0000898745-00-
000021)
		b.	Amended & Restated Sub-Adv Agreement with Turner dated 10/31/07 -- Filed as Ex-99.D on
12/14/07 (Accession No. 0000898745-07-000184)
		c.	Amended & Restated Sub-Advisory Agreement with Turner Investment Partners, Inc. dated
January 1, 2010 – Filed as Ex-99.(D)(33)c on 03/16/2010 (Accession No. 0000898745-10-000157

	(34)	a.	UBS Global Asset Management Sub-Advisory Agreement -- Filed as Ex-99.D.16 on 04/29/02
(Accession No. 0000870786-02-000086)
		b.	Amended & Restated Sub-Adv Agreement with UBS -- Filed as Ex-99.D16B on 09/11/03 (Accession
No. 0000870786-03-000169)
		c.	Amended & Restated Sub-Adv Agreement with UBS dated 4/1/04 -- Filed as Ex-99.D on 06/01/04
(Accession No. 0000898745-04-000003)
		d.	Amended & Restated Sub-Adv Agreement with UBS dated 7/1/09 – Filed as Ex-99.D(31)d on
10/07/09 (Accession No. 0000898745-09-000489)
		e.	Amended & Restated Sub-Adv Agreement with UBS dated 1/1/10 – Filed as Ex-99.(D)(34)e on
03/16/2010 (Accession No. 0000898745-10-000157

	(35)	a.	Vaughan Nelson Investment Management Sub-Advisory Agreement dtd 9/21/05 -- Filed as Ex-99.A
on 11/22/05 (Accession No. 0000870786-05-000263)
		b.	Sub-Advisory Agreement with Vaughan Nelson Investment Management, LP dated January 1, 2010
– Filed as Ex-99.(D)(35)b on 03/16/2010 (Accession No. 0000898745-10-000157

	(36)	a.	Van Kampen Sub-Advisory Agreement dated 1/12/07 -- Filed as Ex-99.D on 01/16/07 (Accession
No. 0000898745-07-000011)
		b.	Amended & Restated Sub-Adv Agreement with Van Kampen dated 4/1/07 – Filed as Ex-99.D on
07/18/07 (Accession No. 0000898745-07-000086)

	(37)	a.	Westwood Management Corporation Sub-Advisory Agreement dated 7/15/08 -- Filed as Ex-99.P on
07/17/08 (Accession No. 0000009713-08-000060)
		b.	Amended & Restated Sub-Advisory Agreement with Westwood Management Corporation dated
January 1, 2010 – Filed as Ex-99.(D)(37)B on 03/16/2010 (Accession No. 0000898745-10-000157

(e)	(1)	a.	Distribution Agreement -- Filed as Ex-99.B6.A on 04/12/1996 (Accession No. 0000898745-96-
000012)
		b.	1st Amendment to the Distribution Agreement -- Filed as Ex-99.E1.B on 09/22/00 (Accession No.
0000898745-00-500024)
		c.	Distribution Agreement -- Filed as Ex-99.E1.C on 09/22/00 (Accession No. 0000898745-00-500024)
		d.	Distribution Plan and Agreement (Select Class) -- Filed as Ex-99.E.1.D on 12/30/02 (Accession No.
0001126871-02-000036)
		e.	Amended and Restated Distribution Plan and Agreement (Select Class) -- Filed as Ex-99.E.1.E on
12/30/02 (Accession No. 0001126871-02-000036)
		f.	Amended and Restated Distribution Plan and Agreement (Advisors Select Class) -- Filed as Ex-
99.E.1.F on 12/30/02 (Accession No. 0001126871-02-000036)
		g.	Amended and Restated Distribution Plan and Agreement (Advisors Preferred Class) -- Filed as Ex-
99.E.1.G on 12/30/02 (Accession No. 0001126871-02-000036)
		h.	Amended and Restated Distribution Plan and Agreement (Class J) dtd 07/21/09 -- Filed as Ex-
99(e)(1)h on 12/18/09 (Accession No. 0000898745-09-000546)
		i.	Amended and Restated Distribution Agreement -- Filed as Ex-99.E.1.I on 12/30/02 (Accession No.
0001126871-02-000036)
		j.	Amendment to Distribution Plan and Agreement (Advisors Preferred Class) -- Filed as Ex-99.E on
02/25/03 (Accession No. 0000870786-03-000031)
		k.	Amendment to Distribution Plan and Agreement (Advisors Select Class) -- Filed as Ex-99.E on
02/25/03 (Accession No. 0000870786-03-000031)
		l.	Amendment to Distribution Plan and Agreement (Select Class) -- Filed as Ex-99.E on 02/25/03
(Accession No. 0000870786-03-000031)

		m.	Amendment to Distribution Agreement dtd 03/02 -- Filed as Ex-99.E on 02/25/03 (Accession No.
0000870786-03-000031)
		n.	Amendment to Distribution Agreement dtd 12/02 -- Filed as Ex-99.E on 02/25/03 (Accession No.
0000870786-03-000031)
		o.	Amended & Restated Distribution Agreement dtd 10/22/03 – Filed as Ex-99.E on 12/15/03
(Accession No. 0000870786-03-000202)
		p.	Amended & Restated Distribution Agreement dtd 6/14/04 – Filed as Ex-99.E on 09/27/2004
(Accession No. 0000870786-04-000207)
		q.	Amended & Restated Distribution Agreement dtd 2/24/05 – Filed as Ex-99.E on 09/08/05
(Accession No. 0000870786-05-000254)
		r.	Distribution Agreement (Class A, B and C) dtd 1/12/07 -- Filed as Ex-99.E on 01/16/07 (Accession
No. 0000898745-07-000011)
		s.	Distribution Agreement (Instl and J) dtd 1/12/07 -- Filed as Ex-99.A on 01/16/07 (Accession No.
0000898745-07-000011)
		t.	Distribution Agreement (Class A, B, C, J, Institutional, Advisors Preferred, Preferred, Advisors Select,
Select, Advisors Signature Classes) dtd 3/11/08 -- Filed as Ex-99.E1T on 05/01/08 (Accession No.
0000950137-08-006512)
		u.	Distribution Agreement (Class A, Class B, Class C, Class J, Preferred Class, Advisors Preferred
Class, Select Class, Advisors Select Class, Advisors Signature Class, Institutional Class and Class S
Shares dated 5/1/08 – Filed as Ex-99.E on 07/29/09 (Accession No. 0000898745-09-000354)

	(2)	a.	Selling Agreement--Advantage Classes -- Filed as Ex-99.E2A on 09/11/03 (Accession No.
0000870786-03-000169)
		b.	Selling Agreement--J Shares -- Filed as Ex-99.E2B on 09/11/03 (Accession No. 0000870786-03-
000169)
		c.	Selling Agreement--Class A and Class B Shares – Filed as Ex-99.E on 09/08/05 (Accession No.
0000870786-05-000254)

(f)	N/A

(g)	(1)	a.	Domestic Portfolio Custodian Agreement with Bank of New York -- Filed as Ex-99.B8.A on
04/12/1996 (Accession No. 0000898745-96-000012)
		b.	Domestic Funds Custodian Agreement with Bank of New York -- Filed as Ex-99.G1.B on 12/05/00
(Accession No. 0000898745-00-000021)
		c.	Domestic and Global Custodian Agreement with Bank of New York -- Filed as Ex-99.G on 11/22/05
(Accession No. 0000870786-05-000263)

(h)	(1)	a.	Transfer Agency Agreement for Class I shares -- Filed as Ex-99.H1 on 09/22/00 (Accession No.
0000898745-00-500024)
		b.	Amended & Restated Transfer Agency Agreement for Class I Shares -- Filed as Ex-99.H.1.B on
12/30/02 (Accession No. 0001126871-02-000036)
		c.	Transfer Agency Agreement for Class J Shares -- Filed as Ex-99.H.1.C on 12/30/02 (Accession No.
0001126871-02-000036)
		d.	1st Amendment to Transfer Agency Agreement for Class J Shares -- Filed as Ex-99.H.1.D on
12/30/02 (Accession No. 0001126871-02-000036)
		e.	Amended and Restated Transfer Agency Agreement for Class J Shares dtd 10/22/03 -- Filed as Ex-
99.H on 02/28/05 (Accession No. 0000870786-05-000065)
		f.	Amended and Restated Transfer Agency Agreement for Class J, Class A and Class B Shares dtd
12/13/04 -- Filed as Ex-99.H on 02/28/05 (Accession No. 0000870786-05-000065)
		g.	Transfer Agency Agreement (Class A, B, C, J and Institutional) dtd 1/12/07 -- Filed as Ex-99.H on
01/16/07 (Accession No. 0000898745-07-000011)
		h.	Amended and Restated Transfer Agency Agreement (Class A, B, C, J Institutional, and S) dtd 5/1/08
-- Filed as Ex-99.H1H on 05/01/08 (Accession No. 0000950137-08-006512)
		i.	Amended and Restated Transfer Agency Agreement (Class A, B, C, J Institutional, and S) dtd
01/01/09 -- Filed as Ex-99(h)(1)i on 12/18/09 (Accession No. 0000898745-09-000546)

	(2)	a.	Shareholder Services Agreement -- Filed as Ex-99.H on 12/15/00 (Accession No. 0000898745-00-
500047)
		b.	Amended & Restated Shareholder Services Agreement dtd 6/14/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
		c.	Amended & Restated Shareholder Services Agreement dtd 6/14/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)

	d.	Amended & Restated Shareholder Services Agreement dtd 9/13/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
	e.	Amended & Restated Shareholder Services Agreement dtd 12/13/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
	f.	Amended & Restated Shareholder Services Agreement dtd 9/30/05 -- Filed as Ex-99.H on 12/29/05
(Accession No. 0000898745-05-000035)
	g.	Amended & Restated Shareholder Services Agreement dtd 1/1/06 -- Filed as Ex-99.H on 10/20/06
(Accession No. 0000898745-06-000160)
	h.	Amended & Restated Shareholder Services Agreement dtd 1/12/07 -- Filed as Ex-99.H on 12/14/07
(Accession No. 0000898745-07-000184)

(3)	a.	Investment Service Agreement -- Filed as Ex-99.B5B on 09/12/97 (Accession No. 0000898745-97-
000023)
	b.	1st Amendment to the Investment Service Agreement -- Filed as Ex-99.H3.B on 09/22/00 (Accession
No. 0000898745-00-500024)
	c.	Investment Service Agreement -- Filed as Ex-99.H.3.C on 12/30/02 (Accession No. 0001126871-02-
000036)

(4)	a.	Accounting Services Agreement -- Filed as Ex-99.H4 on 09/22/00 (Accession No. 0000898745-00-
500024)
	b.	Amended & Restated Accounting Services Agreement dtd 1/12/07 -- Filed as Ex-99.H on 01/16/07
(Accession No. 0000898745-07-000011)

(5)	a.	Administrative Services Agreement -- Filed as Ex-99.H5 on 09/22/00 (Accession No. 0000898745-
00-500024)
	b.	Amended Administrative Services Agreement -- Filed as Ex-99.H.5.B on 12/30/02 (Accession No.
0001126871-02-000036)
	c.	Amended Administrative Services Agreement dtd 6/14/04 – Filed as Ex-99.H on 09/27/2004
(Accession No. 0000870786-04-000207)

(6)	a.	Service Agreement -- Filed as Ex-99.H6 on 09/22/00 (Accession No. 0000898745-00-500024)
	b.	Amended & Restated Service Agreement dtd 6/14/04 -- Filed as Ex-99.H on 02/28/05 (Accession No.
0000870786-05-000065)
	c.	Amended & Restated Service Agreement dtd 9/30/05 -- Filed as Ex-99.H on 11/22/05 (Accession No.
0000870786-05-000263)

(7)	a.	Service Sub-Agreement -- Filed as Ex-99.H7 on 09/22/00 (Accession No. 0000898745-00-500024)
	b.	Amended & Restated Service Sub-Agreement dtd 1/13/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
	c.	Amended & Restated Service Sub-Agreement dtd 6/14/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
	d.	Amended & Restated Service Sub-Agreement dtd 6/14/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
	e.	Amended & Restated Service Sub-Agreement dtd 9/13/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
	f.	Amended & Restated Service Sub-Agreement dtd 12/13/04 -- Filed as Ex-99.H on 02/28/05
(Accession No. 0000870786-05-000065)
	g.	Amended & Restated Service Sub-Agreement dtd 9/30/05 -- Filed as Ex-99.A on 11/22/05
(Accession No. 0000870786-05-000263)

(8)	Plan of Acquisition European Fund -- Filed as Ex-99.H.8 on 12/30/02 (Accession No. 0001126871-02-
000036)
(9)	Plan of Acquisition Pacific Basin Fund -- Filed as Ex-99.H.9 on 12/30/02 (Accession No. 0001126871-02-
000036)
(10)	Plan of Acquisition Technology Fund -- Filed as Ex-99.H.10 on 12/30/02 (Accession No. 0001126871-02-
000036)
(11)	Plan of Acquisition Balanced Fund -- Filed as Ex-99.H11 on 09/11/03 (Accession No. 0000870786-03-
000169)
(12)	Plan of Acquisition International SmallCap Fund -- Filed as Ex-99.H12 on 09/11/03 (Accession No.
0000870786-03-000169)
(13)	Plan of Acquisition Partners MidCap Blend -- Filed as Ex-99.H11 on 09/11/03 (Accession No. 0000870786-
03-000169)

	(14)	Plan of Acquisition High Quality Long-Term Bond – Filed as Ex-99.H on 09/08/05 (Accession No.
0000870786-05-000254)
	(15)	Form of Agreement and Plan of Reorganization PIF and WM Trust I – Filed as Appendix A to N-14 on
09/20/06 (Accession No. 0000009713-06-000062)
	(16)	Form of Agreement and Plan of Reorganization PIF and WM Trust II – Filed as Appendix A to N-14 on
09/20/06 (Accession No. 0000009713-06-000062)
	(17)	Form of Agreement and Plan of Reorganization PIF and WM SAM – Filed as Appendix A to N-14 on
09/20/06 (Accession No. 0000009713-06-000062)
	(18)	Plan of Reorganization Equity Income I and Equity Income – Filed as Appendix A to N-14 on 09/28/06
(Accession No. 0000898745-06-000141)
	(19)	Plan of Reorganization Tax-Exempt Bond I and Tax-Exempt Bond -- Filed as Appendix A to N-14 on
09/28/06 (Accession No. 0000898745-06-000141)
	(20)	Plan of Reorganization Partners LargeCap Growth II and Partners LargeCap Growth – Filed as Appendix A
to N-14 on 10/06/06 (Accession No. 0000898745-06-000145)
	(21)	Service Agreement between Principal Investors Fund, Inc. and Principal Shareholder Services, Inc. for
S class shares. dtd 5/1/08 -- Filed as Ex-99.H21A on 05/01/08 (Accession No. 0000950137-08-006512)
	(22)	Plan of Acquisition California Insured Intermediate Municipal Fund and California Municipal Fund -- Filed as
Ex-99.H on 07/17/08 (Accession No. 0000009713-08-000060)
	(23)	Plan of Acquisition Global Equity Fund I and International Fund I – Filed as Ex-99.H23 on 09/30/08
(Accession No. 0000898745-08-000083
	(24)	Plan of Acquisition MidCap Growth Fund I and MidCap Growth Fund III – Filed as Ex-99.H24 on 09/30/08
(Accession No. 0000898745-08-000083
	(25)	Plan of Acquisition SmallCap Blend Fund I and SmallCap S&P 600 Index Fund – Filed as Ex-99.H25 on
09/30/08 (Accession No. 0000898745-08-000083
	(26)	Plan of Acquisition Government & High Quality Bond Fund and Mortgage Securities Fund – Filed as Ex-99.H
on 07/29/09 (Accession No. 0000898745-09-000354)
	(27)	Plan of Acquisition MidCap Growth II and MidCap Growth III – Filed as Ex-99.H on 07/29/09 (Accession No.
0000898745-09-000354)
	(28)	Plan of Acquisition SmallCap Growth III and SmallCap Growth I – Filed as Ex-99.H on 07/29/09 (Accession
No. 0000898745-09-000354)
	(29)	Plan of Acquisition of MidCap Stock Fund and MidCap Blend Fund – (Incorporated by reference from the registration statement on Form N-14, File 333-161205, as filed with the Commission on
08/10/09) )(Accession No. 0000898745-09-000372)
	(30)	Plan of Acquisition of LargeCap Blend Fund I, Disciplined LargeCap Blend Fund, LargeCap Growth Fund I,
LargeCap Growth Fund, LargeCap Blend Fund II, LargeCap Growth Fund II, LargeCap Value Fund III,
LargeCap Value Fund, SmallCap Growth Fund II and SmallCap Growth Fund – (Incorporated by reference from the registration statement on Form N-14, File 333-161535, as filed with the Commission on
08/25/09)(Accession No. 0000898745-09-000410)
	(31)	Plan of Acquisition of Ultra Short Bond Fund and Money Market Fund – (Incorporated by reference from the registration statement on Form N-14, File 333-162074, as filed with the Commission on
09/23/09) )(Accession No. 0000898745-09-000463)
	(32)	Plan of Acquisition of High Quality Intermediate-Term Bond Fund and Bond Market Index Fund –
(Incorporated by reference from the registration statement on Form N-14, File 333-164920, as filed with the
Commission on 02/16/10, Accession No. 0000898745-10-000029)

(i)	Legal Opinion -- Filed as Ex-99.B10 on 04/12/1996 (Accession No. 0000898745-96-000012)

(j)	(1)	Consents of Auditors *
	(2)	Rule 485(b) opinion – N/A
	(3)	Power of Attorneys – Filed as Ex-99.J3 on 12/12/08 (Accession No. 0000898745-08-000166

(k)	N/A

(l)	(1)	Initial Capital Agreement-ISP & MBS -- Filed as Ex-99.B13 on 04/12/1996
(Accession No. 0000898745-96-000012)
	(2)	Initial Capital Agreement-IEP -- Filed as Ex-99.L2 on 09/22/00 (Accession No. 0000898745-00-500024)
	(3)	Initial Capital Agreement-ICP -- Filed as Ex-99.L3 on 09/22/00 (Accession No. 0000898745-00-500024)
	(4-38)	Initial Capital Agreement -- Filed as Ex-99.L4-L38 on 12/05/00 (Accession No. 0000898745-00-000021)
	(39)	Initial Capital Agreement dtd 12/30/02 -- Filed as Ex-99.L.39 on 12/30/02 (Accession No. 0001126871-02-
000036)

(40-41) Initial Capital Agreement dtd 12/29/03 & 12/30/03-- Filed as Ex-99.L on 02/26/04 (Accession No.
0001127048-04-000033)
	(42)	Initial Capital Agreement dtd 6/1/04 -- Filed as Ex-99.L on 07/27/04 (Accession No. 0000870786-04-000163)
	(43)	Initial Capital Agreement dtd 11/1/04 – Filed as Ex-99.L on 12/13/04 (Accession No. 0000870786-04-
000242)
	(44)	Initial Capital Agreement dtd 12/29/04 -- Filed as Ex-99.L on 02/28/05 (Accession No. 0000870786-05-
000065)
	(45)	Initial Capital Agreement dtd 3/1/05 – Filed as Ex-99.L on 05/16/05 (Accession No. 0000870786-05-
000194)
	(46)	Initial Capital Agreement dtd 6/28/05 -- Filed as Ex-99.L on 11/22/05 (Accession No. 0000870786-05-000263)
	(47)	Initial Capital Agreement dtd 3/15/06 -- Filed as Ex-99.L on 10/20/06 (Accession No. 0000898745-06-
000160)
	(48)	Initial Capital Agreement dtd 1/10/07 -- Filed as Ex-99.L (48) on 02/20/08 (Accession No. 0000950137-08-
002501)
	(49)	Initial Capital Agreement dtd 10/1/07 – Filed as Ex-99.L on 03/28/2008 (Accession No. 0000898745-08-
000017)
	(50)	Initial Capital Agreement dtd 2/29/08 – Filed as Ex-99.L on 03/28/2008 (Accession No. 0000898745-08-
000017)
	(51)	Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.L on 07/17/08 (Accession No. 0000009713-08-000060)
	(52)	Initial Capital Agreement dtd 9/30/08 -- Filed as Ex-99.L on 12/12/08 (Accession No. 0000898745-08-000166)
	(53)	Initial Capital Agreement dtd 12/15/08 -- Filed as Ex-99.L on 12/31/08 (Accession No. 0000898745-08-
000184)

(m)	Rule 12b-1 Plan

	(1)	Class A Plan -- Filed as Ex-99.M on 02/28/05 (Accession No. 0000870786-05-000065)
		a.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No. 0000870786-05-
000263)
		b.	Amended & Restated dtd 12/1/05 (Incorporated by reference from exhibit #10(6)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)
		c.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
		d.	Amended & Restated dtd 10/01/07 -- Filed as Ex-99.M on 12/14/07 (Accession No. 0000898745-07-
000184)

	(2)	Class B Plan -- Filed as Ex-99.M on 02/28/05 (Accession No. 0000870786-05-000065)
		a.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No. 0000870786-05-
000263)
		b.	Amended & Restated dtd 12/1/05 (Incorporated by reference from exhibit #10(7)b to registration statement No. 333-137477 filed on Form N-14 on 9/20/06 Accession No. 0000009713-06-000062)
		c.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
		d.	Amended & Restated dtd 3/13/07 -- Filed as Ex-99.M on 12/14/07 (Accession No. 0000898745-07-
000184)

	(3)	Class C Plan
		a.	dated 9/11/06 (Incorporated by reference from exhibit #10(8)a to registration statement No. 333-
137477 filed on Form N-14 on 09/20/06 Accession No. 0000009713-06-000062)
		b.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
		c.	Amended & Restated dtd 10/01/07 -- Filed as Ex-99.M on 12/14/07 (Accession No. 0000898745-07-
000184)

	(4)	Class J Plan
		a.	Amended & Restated dtd 9/9/02 -- Filed as Ex-99.E.1.H on 12/30/02 (Accession No. 0001126871-
02-000036)
		b.	Amended & Restated dtd 9/13/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
		c.	Amended & Restated dtd 12/13/04 -- Filed as Ex-99.M on 02/28/05 (Accession No. 0000870786-05-
000065)
		d.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No. 0000870786-05-
000263)

	e.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(4)e to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)
	f.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
	g.	Amended & Restated dtd 1/1/08 – Filed as Ex-99.M.4G on 02/28/08 (Accession No. 0000950137-08-
002501)
	h.	Amended & Restated dtd 1/1/08 -- Filed as Ex-99.M4H on 05/01/08 (Accession No. 0000950137-08-
006512)
	i.	Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M4H on 05/01/08 (Accession No. 0000950137-
08-006512)

(5)	R-1 f/k/a Advisors Signature Plan – Filed as Ex-99.M on 12/13/04 (Accession No. 0000870786-04-000242)
	a.	Amended & Restated dtd 9/13/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
	b.	Amended & Restated dtd 12/13/04 -- Filed as Ex-99.M on 02/28/05 (Accession No. 0000870786-05-
000065)
	c.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No. 0000870786-05-
000263)
	d.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(5)d to registration statement No. 333-137477 filed on Form N-14 on 10/6/06 Accession No. 0000898745-06-000145)
	e.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
	f.	Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M5F on 05/01/08 (Accession No. 0000950137-
08-006512)
	g.	Amended & Restated Distribution Plan and Agreement Class R-1 dtd 6/24/08 – Filed as Ex-99.M1J
on 09/30/08 (Accession No. 0000898745-08-000083
	h.	Amended & Restated Distribution Plan and Agreement Class R-1 dtd 09/16/09 – Filed as Ex-
99.M(5)h on 10/07/09 (Accession No. 0000898745-09-000489)

(6)	R-2 f/k/a Advisors Select Plan -- Filed as Ex-99.M2 on 09/22/00 (Accession No. 0000898745-00-500024)
	a.	Amended & Restated dtd 9/9/02 -- Filed as Ex-99.E.1.F on 12/30/02 (Accession No. 0001126871-
02-000036)
	b.	Amended & Restated dtd 3/11/04 – Filed as Ex-99.M on 03/16/04 (Accession No. 0000870786-04-
000044)
	c.	Amended & Restated dtd 6/14/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
	d.	Amended & Restated dtd 9/13/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
	e.	Amended & Restated dtd 12/13/04 -- Filed as Ex-99.M on 02/28/05 (Accession No. 0000870786-05-
000065)
	f.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No. 0000870786-05-
000263)
	g.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(2)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06 Accession No. 0000898745-06-000142)
	h.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
	i.	Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M2I on 05/01/08 (Accession No. 0000950137-08-
006512)
	j.	Amended & Restated Distribution Plan and Agreement Class R-2 dtd 6/24/08 – Filed as Ex-99.M2J
on 09/30/08 (Accession No. 0000898745-08-000083)
	k.	Amended & Restated Distribution Plan and Agreement Class R-2 dtd 09/16/09 – Filed as Ex-
99.M(6)k on 10/07/09 (Accession No. 0000898745-09-000489)

(7)	R-3 f/k/a Advisors Preferred Plan -- Filed as Ex-99.M1 on 09/22/00 (Accession No. 0000898745-00-500024)
	a.	Amended & Restated dtd 9/9/02 -- Filed as Ex-99.E.1.G on 12/30/02 (Accession No. 0001126871-
02-000036)
	b.	Amended & Restated dtd 3/11/04 -- Filed as Ex-99.M on 03/16/04 (Accession No. 0000870786-04-
00044)
	c.	Amended & Restated dtd 6/14/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)

		d.	Amended & Restated dtd 9/13/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
		e.	Amended & Restated dtd 12/13/04 -- Filed as Ex-99.M on 02/28/05 (Accession No. 0000870786-05-
000065)
		f.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No. 0000870786-05-
000263)
		g.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(1)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06 Accession No. 0000898745-
06-00145)
		h.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
		i.	Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M1I on 05/01/08 (Accession No. 0000950137-
08-006512)
		j.	Amended & Restated Distribution Plan and Agreement Class R-3 dtd 6/24/08 – Filed as Ex-99.M3J
on 09/30/08 (Accession No. 0000898745-08-000083
		i.	Amended & Restated Distribution Plan and Agreement Class R-3 dtd 09/16/09 – Filed as Ex-
99.M(7)i on 10/07/09 (Accession No. 0000898745-09-000489)

	(8)	R-4 f/k/a Select Plan -- Filed as Ex-99.E.1.D on 12/30/02 (Accession No. 0001126871-02-000036)
		a.	Amended & Restated dtd 9/9/02 -- Filed as Ex-99.E.1.E on 12/30/02 (Accession No. 0001126871-
02-000036)
		b.	Amended & Restated dtd 3/11/04 – Filed as Ex-99.M on 03/16/04 (Accession No. 0000870786-04-
000044)
		c.	Amended & Restated dtd 6/14/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
		d.	Amended & Restated dtd 9/13/04 – Filed as Ex-99.M on 09/27/2004 (Accession No. 0000870786-
04-000207)
		e.	Amended & Restated dtd 12/13/04 -- Filed as Ex-99.M on 02/28/05 (Accession No. 0000870786-05-
000065)
		f.	Amended & Restated dtd 9/30/05 -- Filed as Ex-99.M on 11/22/05 (Accession No. 0000870786-05-
000263)
		g.	Amended & Restated dtd 9/11/06 (Incorporated by reference from exhibit #10(3)g to registration statement No. 333-137477 filed on Form N-14 on 10/6/06 Accession No. 0000898745-06-000145)
		h.	Amended & Restated dtd 1/12/07 -- Filed as Ex-99.M on 01/16/07 (Accession No. 0000898745-07-
000011)
		i.	Amended & Restated dtd 3/11/08 -- Filed as Ex-99.M3I on 05/01/08 (Accession No. 0000950137-08-
006512)
		j.	Amended & Restated Distribution Plan and Agreement Class R-4 dtd 6/24/08 – Filed as Ex-99.M5G
on 09/30/08 (Accession No. 0000898745-08-000083
		k.	Amended & Restated Distribution Plan and Agreement Class R-4 dtd 09/16/09 – Filed as Ex-
99.M(8)k on 10/07/09 (Accession No. 0000898745-09-000489)

(n)	(1)	Rule 18f-3 Plan dtd 3/10/08 -- Filed as Ex-99.N1 on 05/01/08 (Accession No. 0000950137-08-006512)

(o)	Reserved

(p)	Codes of Ethics
	(1)	Alliance Bernstein Code of Ethics dtd October 2009 – Filed as Ex-99.(P)(1) on 03/16/2010 (Accession No.
0000898745-10-000157)
	(2)	American Century Investment Management – Filed as Ex-99.P on 07/29/09 (Accession No. 0000898745-09-
000354)
	(3)	AXA Rosenberg Investment Management Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.P on
07/17/08 (Accession No. 0000009713-08-000060)
	(4)	The Bank of New York Mellon Code of Ethics -- Filed as Ex-99.P(8) on 02/20/08 (Accession No.
0000950137-08-002501)
	(5)	Barrow Hanley Code of Ethics dtd 12/31/2009 – Filed as Ex-99.(P)(5) on 03/16/2010 (Accession No.
0000898745-10-000157)
	(6)	BlackRock Code of Ethics – Filed as Ex-99.P7 on 12/12/08 (Accession No. 0000898745-08-000166)
	(7)	Brown Investment Advisor Incorporated Code of Ethics – Filed as Ex-99.P on 07/29/09 (Accession No.
0000898745-09-000354)

	(8)	Causeway Capital Management LLC Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.P on 07/17/08
(Accession No. 0000009713-08-000060)
	(9)	Clearbridge Advisors Code of Ethics – Filed as Ex-99.P(9) on 10/07/09 (Accession No. 0000898745-09-
000489)
	(10)	Columbus Circle Investors Code of Ethics dtd -07/01/09 -- Filed as Ex-99.(p)(10) on 12/18/09 (Accession No.
0000898745-09-000546)
	(11)	Dimensional Fund Advisors Code of Ethics -- Filed as Ex-99.P on 12/29/05 (Accession No. 0000898745-05-
000035)
	(12)	Edge Asset Management Code of Ethics -- Filed as Ex-99.P(29) on 02/20/08 (Accession No. 0000950137-
08-002501)
	(13)	Emerald Advisers Inc. Code of Ethics -- Filed as Ex-99.P(17) on 02/20/08 (Accession No. 0000950137-08-
002501)
	(14)	Essex Code of Ethics (filed 01/16/07) -- Filed as Ex-99.P on 12/14/07 (Accession No. 0000898745-07-
000184)
	(15)	Goldman Sachs Code of Ethics -- Filed as Ex-99.P on 12/14/07 (Accession No. 0000898745-07-000184
	(16)	Guggenheim Investment Management LLC Code of Ethics – Filed as Ex-99.P(16) on 10/07/09 (Accession
No. 0000898745-09-000489)
	(17)	Jacobs Levy Code of Ethics -- Filed as Ex-99.P on 10/20/06 (Accession No. 0000898745-06-000160)
	(18)	JP Morgan Code of Ethics -- Filed as Ex-99.P on 12/14/07 (Accession No. 0000898745-07-000184
	(19)	Los Angeles Capital Management and Equity Research, Inc. Code of Ethics dtd 12/14/09 – Filed as Ex-
99.(P)(19) on 03/16/2010 (Accession No. 0000898745-10-000157)
	(20)	Montag & Caldwell, Inc. Code of Ethics dtd 2009 – Filed as Ex-99.(P)(20) on 03/16/2010 (Accession No.
0000898745-10-000157)
	(21)	Morgan Stanley Investment Management – Filed as Ex-99.P on 03/27/07 (Accession No. 0000898745-07-
000036)
	(22)	Neuberger Berman Code of Ethics dtd 05/09 -- Filed as Ex-99.(p)(22) on 12/18/09 (Accession No.
0000898745-09-000546)
	(23)	Pacific Investment Management Company LLC Code of Ethics dtd 05/09 -- Filed as Ex-99.(p)(23) on
12/18/09 (Accession No. 0000898745-09-000546)
	(24)	Principal Global Investors/Principal Real Estate Investors Code of Ethics Filed as Ex-99.P on
03/27/07(Accession No. 0000898745-07-000036
	(25)	Principal Funds, Inc. Principal Variable Contracts Funds, Inc., Principal Management Corporation, Principal
Financial Advisors, Inc., Princor Financial Services Corporation, Principal Funds Distributor, Inc. Code of
Ethics Initial Capital Agreement dtd 6/9/09 – Filed as Ex-99.P on 07/29/09 (Accession No. 0000898745-09-
000354)
	(26)	Pyramis Code of Ethics dtd 2010 – Filed as Ex-99.(P)(26) 03/16/2010 (Accession No. 0000898745-10-
000157
	(27)	Sr. & Executive Officers Code of Ethics (Sarbanes) -- Filed as Ex-99.P21 on 09/11/03 (Accession No.
0000870786-03-000169)
	(28)	Schroder Inc. Code of Ethics dtd 09/14/09 -- Filed as Ex-99.(p)(28) on 12/18/09 (Accession No. 0000898745-
09-000546)
	(29)	Schroder Ltd Code of Ethics dtd 01/26/05 -- Filed as Ex-99.(p)(29) on 12/18/09 (Accession No. 0000898745-
09-000546)
	(30)	Spectrum Code of Ethics dtd 07/09 -- Filed as Ex-99.(p)(30) on 12/18/09 (Accession No. 0000898745-09-
000546)
	(31)	T. Rowe Price Code of Ethics – Filed as Ex-99.P on 07/29/09 (Accession No. 0000898745-09-000354)
	(32)	Thompson, Siegel & Walmsley LLC Code of Ethics – Filed as Ex-99.P(30) on 10/07/09 (Accession No.
0000898745-09-000489)
	(33)	Tortoise Capital Advisors LLC Code of Ethics – Filed as Ex-99.P(31) on 10/07/09 (Accession No.
0000898745-09-000489)
	(34)	Turner Investment Partners -- Filed as Ex-99.P on 02/28/05 (Accession No. 0000870786-05-000065)
	(35)	UBS Code of Ethics dtd 09/30/09 -- Filed as Ex-99.(p)(35) on 12/18/09 (Accession No. 0000898745-09-000546)
	(36)	Vaughan-Nelson Code of Ethics dtd 09/14/09 -- Filed as Ex-99.(p)(36) on 12/18/09 (Accession No.
0000898745-09-000546)
	(37)	Westwood Management Corporation Code of Ethics Initial Capital Agreement dtd 5/1/08 -- Filed as Ex-99.P
on 07/17/08 (Accession No. 0000009713-08-000060)
*	Filed herein.
**	To be filed by amendment.

Item 29. Persons Controlled by or Under Common Control with Registrant

The Registrant does not control and is not under common control with any person.

Item 30. Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

               (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

                   1. Was committed in bad faith; or

                   2. Was the result of active and deliberate dishonesty; or

              (ii) The corporate representative actually received an improper personal benefit in money, property, or services; or

             (iii) In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributors against any liability to the Registrant or to its security holders to which the Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this Agreement. The Registrant's agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business or Other Connection of Investment Adviser

     Principal Management Corporation ("PMC") serves as investment adviser and administrator for Principal Variable Contracts Funds, Inc. ("PVC") and Principal Funds, Inc.("Principal Funds"). PVC and Principal Funds are funds sponsored by Principal Life Insurance Company.

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who serve as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

NAME &	COMPANY &
OFFICE WITH	PRINCIPAL
INVESTMENT	BUSINESS	NATURE OF
ADVISER	ADDRESS	RELATIONSHIP
John E. Aschenbrenner	Principal Life	President, Insurance &
Director	Insurance Company (1)	Financial Services

Patricia A. Barry	Principal Life	Counsel
Assistant Corporate	Insurance Company (1)
Secretary

*Craig L. Bassett	Principal Life	See Part B
Treasurer	Insurance Company (1)

*Michael J. Beer	Principal Life	See Part B
Executive Vice President/	Insurance Company (1)
Chief Operating Officer,
Director

Tracy W. Bollin	Principal Funds	Assistant Controller
Financial Controller	Distributor, Inc.(2)
and Princor Financial
Services Corporation (1)

*David J. Brown	Principal Life	See Part B
Senior Vice President	Insurance Company (1)

*Jill R. Brown	Principal Funds	See Part B
Senior Vice President/	Distributor, Inc.(2)
Chief Financial Officer

David P. Desing	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)

*Ralph C. Eucher	Principal Life	See Part B
Director	Insurance Company (1)

*Nora M. Everett	Principal Life	See Part B
President and Director	Insurance Company (1)

James W. Fennessey	Principal	Asset Allocation Committee
Vice President	Financial Advisors, Inc.(1)

Michael P. Finnegan	Principal Life	Second Vice President -
Senior Vice President -	Insurance Company (1)	Investment Services
Investment Services

Louis E. Flori	Principal Life	Vice President – Capital Markets
Vice President – Capital Markets	Insurance Company (1)

*Stephen G. Gallaher	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)

*Ernest H. Gillum	Principal Life	See Part B
Vice President and Chief	Insurance Company (1)
Compliance Officer

Eric W. Hays	Principal Life	Assistant Vice President – IT
Senior Vice President –	Insurance Company (1)
Chief Information Officer

Joyce N. Hoffman	Principal Life	Senior Vice President and
Senior Vice President and	Insurance Company (1)	Corporate Secretary
Corporate Secretary
*Patrick A. Kirchner	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)
Deanna L. Mankle	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)

*Jennifer A. Mills	Principal Life	See Part B
Counsel	Insurance Company (1)

Mariateresa Monaco	Principal Life	Portfolio Manager
Vice President/Portfolio Management	Insurance Company (1)

*Layne A. Rasmussen	Principal Life	See Part B
Vice President and	Insurance Company (1)
Controller - Principal Funds

David L. Reichart	Princor	Senior Vice President
Senior Vice President	Financial Services
Corporation(1)
*Michael D. Roughton	Principal Life	See Part B
Senior Vice President and	Insurance Company (1)
Senior Securities Counsel
*Adam U. Shaikh	Principal Life	See Part B
Counsel	Insurance Company (1)
Mark A. Stark	Principal Life	Vice President -
Vice President -	Insurance Company (1)	Investment Services
Investment Services
Randy L. Welch	Principal Life	Vice President -
Vice President -	Insurance Company (1)	Investment Services
Investment Services

*Dan L. Westholm	Principal Life	See Part B
Director - Treasury	Insurance Company (1)

*Beth C. Wilson	Principal Life	See Part B
Vice President	Insurance Company (1)
Larry D. Zimpleman	Principal Life	President and Chief Executive
Chairman of the Board	Insurance Company (1)	Officer

(1)	711 High Street
Des Moines, IA 50309

(2)	1100 Investment Boulevard, Ste 200
El Dorado Hills, CA 95762

Item 32. Principal Underwriter

(a) Principal Funds Distributor, Inc. ("PFD") acts as principal underwriter for Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. PFD also serves as the principal underwriter for certain variable contracts issued by Farmers New World Life Insurance Company through Farmers Variable Life Separate Account A. PFD also serves as the principal underwriter for certain variable contracts issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company, through their respective separate accounts.

(1)	(2)	(3)
Positions and offices
Name and principal	with principal	Positions and Offices
business address	underwriter (PFD)	with the Fund
Lindsay L. Amadeo	Director - Marketing	None
The Principal	Communications
Financial Group(1)

Phillip J. Barbaria	Chief Compliance Officer	None
Principal Funds
Distributor, Inc. (1)

Patricia A. Barry	Assistant Corporate	None
The Principal	Secretary
Financial Group(1)

Craig L. Bassett	Treasurer	Treasurer
The Principal
Financial Group(1)

Michael J. Beer	Executive Vice President	Executive Vice President
The Principal
Financial Group(1)

Lisa Bertholf	Director - Marketing	None
The Principal
Financial Group(1)

Tracy W. Bollin	Assistant Controller	None
The Principal
Financial Group(1)

David J. Brown	Senior Vice President	Chief Compliance Officer
The Principal
Financial Group(1)

Jill R. Brown	Director,	Senior Vice President
The Principal	President and
Financial Group(1)	Chief Financial Officer

Bret J. Bussanmas	Vice President -	None
The Principal	Distribution
Financial Group(1)

P. Scott Cawley	Product Marketing Officer	None
The Principal
Financial Group(1)

Ralph C. Eucher	Chairman of the Board	Chairman of the Board
The Principal
Financial Group(1)

Nora M. Everett	Director	President, Chief Executive
The Principal		Officer and Director
Financial Group (1)

Cary Fuchs	Chief Operating Officer	Senior Vice President of Distribution
Principal Funds
Distributor, Inc.(2)

Stephen G. Gallaher	Assistant General Counsel	Assistant Counsel
The Principal
Financial Group(1)

Eric W. Hays	Senior Vice President and	None
The Principal	Chief Information Officer
Financial Group(1)

Tim Hill	Vice President - Distribution	None
Principal Funds
Distributor, Inc.(1)

Joyce N. Hoffman	Senior Vice President and	None
The Principal	Corporate Secretary
Financial Group(1)

Daniel J. Houston	Director	None
The Principal
Financial Group(1)

Jennifer A. Mills	Counsel	Assistant Counsel
The Principal
Financial Group (1)

Timothy J. Minard	Director	None
The Principal
Financial Group(1)

Kevin J. Morris	Senior Vice President and	None
Principal Funds	Chief Marketing Officer
Distributor, Inc.(1)

David L. Reichart	Senior Vice	None
The Principal	President/Distribution
Financial Group(1)

Michael D. Roughton	Senior Vice President/Counsel	Counsel
The Principal
Financial Group(1)

Paul Schieber	Regional Vice President	None
The Principal
Financial Group (1)

Adam U. Shaikh	Counsel	Assistant Counsel
The Principal
Financial Group(1)

Mark A. Stark	Vice President – Investor	None
The Principal	Services
Financial Group(1)

(1)	1100 Investment Boulevard, Ste 200
El Dorado Hills, CA 95762-5710
(c) N/A.

Item 33.	Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 34. Management Services

N/A.

Item 35. Undertakings

N/A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has
duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 4th day of May, 2010.

Principal Funds, Inc.
(Registrant)

/s/ N. M. Everett
N. M. Everett
President, Chief Executive Officer
and Director

Attest:

/s/ Beth Wilson
Beth Wilson
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

	Chairman of the Board	May 4, 2010
R. C. Eucher

/s/ L. A. Rasmussen
	Vice President,	May 4, 2010
L. A. Rasmussen	Controller and Chief
Financial Officer
(Principal Financial
Officer and Controller)

/s/ N. M. Everett
	President, Chief Executive	May 4, 2010
N. M. Everett	Officer and Director (Principal
Executive Officer)

/s/ M. J. Beer
	Executive Vice President	May 4, 2010
M. J. Beer

(E. Ballantine)*
	Director	May 4, 2010
E. Ballantine

(K. Blake)*
	Director	May 4, 2010
K. Blake

(C. Damos)*
	Director	May 4, 2010
C. Damos

(R. W. Gilbert)*
	Director	May 4, 2010
R. W. Gilbert

(M. A. Grimmett)*
	Director	May 4, 2010
M. A. Grimmett

(F. S. Hirsch)*
	Director	May 4, 2010
F. S. Hirsch

(W. C. Kimball)*
	Director	May 4, 2010
W. C. Kimball

(B. A. Lukavsky)*
	Director	May 4, 2010
B. A. Lukavsky

(W. G. Papesh)*
	Director	May 4, 2010
W. G. Papesh

(D. Pavelich)*
	Director	May 4, 2010
D. Pavelich

/s/ M. J. Beer
*By
M. J. Beer
Executive Vice President

* Pursuant to Powers of Attorney
Previously filed on December 12, 2008